American Funds Insurance Series® - Portfolio Series
American Funds Global Growth PortfolioSM
Investment portfolio
March 31, 2021
unaudited
Growth funds 70.09%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	519,880	$22,178
American Funds Insurance Series - New World Fund, Class 1	464,172	14,779
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	219,350	7,438
American Funds Insurance Series - Growth Fund, Class 1	59,690	7,431
Total growth funds (cost: $34,946,000)		51,826
Growth-and-income funds 29.99%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,276,885	22,180
Total growth-and-income funds (cost: $18,236,000)		22,180
Total investment securities 100.08% (cost: $53,182,000)		74,006
Other assets less liabilities (0.08)%		(60)
Net assets 100.00%		$73,946
Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 70.09%
American Funds Insurance Series - Global Growth Fund, Class 1	$21,216	$759	$578	$26	$755	$22,178	$—	$—
American Funds Insurance Series - New World Fund, Class 1	14,201	825	368	64	57	14,779	—	—
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	7,053	333	228	49	231	7,438	—	—
American Funds Insurance Series - Growth Fund, Class 1	7,086	227	133	30	221	7,431	—	—
						51,826
Growth-and-income funds 29.99%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	21,175	1,051	942	8	888	22,180	—	—
Total 100.08%				$177	$2,152	$74,006	$—	$—
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Insurance Series — Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 10

American Funds Growth and Income Portfolio
Investment portfolio
March 31, 2021
unaudited
Growth funds 15.03%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	389,490	$48,487
Total growth funds (cost: $28,007,000)		48,487
Growth-and-income funds 30.22%
American Funds Insurance Series - Growth-Income Fund, Class 1	1,103,071	64,982
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,869,828	32,479
Total growth-and-income funds (cost: $77,528,000)		97,461
Equity-income funds 25.03%
American Funds Insurance Series - Capital Income Builder, Series 1	7,113,763	80,741
Total equity-income funds (cost: $70,707,000)		80,741
Fixed income funds 29.80%
American Funds Insurance Series - Bond Fund, Class 1	5,533,437	64,188
American Funds Insurance Series - Capital World Bond Fund, Class 1	2,585,652	31,907
Total fixed income funds (cost: $92,062,000)		96,095
Total investment securities 100.08% (cost: $268,304,000)		322,784
Other assets less liabilities (0.08)%		(260)
Net assets 100.00%		$322,524
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 2 of 10

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15.03%
American Funds Insurance Series - Growth Fund, Class 1	$47,994	$1,543	$2,790	$1,080	$660	$48,487	$—	$—
Growth-and-income funds 30.22%
American Funds Insurance Series - Growth-Income Fund, Class 1	63,229	—	2,204	188	3,769	64,982	—	—
American Funds Insurance Series - Global Growth and Income Fund, Class 1	32,134	—	976	71	1,250	32,479	—	—
						97,461
Equity-income funds 25.03%
American Funds Insurance Series - Capital Income Builder Fund, Class 1	77,836	453	970	21	3,401	80,741	454	—
Fixed income funds 29.80%
American Funds Insurance Series - Bond Fund, Class 1	61,459	4,359	89	(1)	(1,540)	64,188	—	—
American Funds Insurance Series - Capital World Bond Fund, Class 1	30,327	3,048	—	—	(1,468)	31,907	—	—
						96,095
Total 100.08%				$1,359	$6,072	$322,784	$454	$—
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 10

American Funds Managed Risk Growth Portfolio
Investment portfolio
March 31, 2021
unaudited
Growth funds 45.27%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,626,185	$451,424
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	5,303,744	179,850
American Funds Insurance Series – International Fund, Class 1	7,651,171	178,731
Total growth funds (cost: $568,267,000)		810,005
Growth-and-income funds 30.01%
American Funds Insurance Series – Growth-Income Fund, Class 1	6,097,066	359,178
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	11,267,196	177,909
Total growth-and-income funds (cost: $410,501,000)		537,087
Fixed income funds 19.85%
American Funds Insurance Series – Bond Fund, Class 1	30,627,195	355,276
Total fixed income funds (cost: $359,881,000)		355,276
Short-term securities 4.11%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%[1]	73,518,143	73,518
Total short-term securities (cost: $73,518,000)		73,518
Total investment securities 99.24% (cost: $1,412,167,000)		1,775,886
Other assets less liabilities 0.76%		13,602
Net assets 100.00%		$1,789,488
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2021[3] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	794	June 2021	$79,400	$97,978	$(1,127)
FTSE 100 Index Contracts	Short	67	June 2021	£(1)	6,164	47
Euro Stoxx 50 Index Contracts	Short	357	June 2021	€(4)	16,207	(352)
Russell 2000 Mini Index Contracts	Short	91	June 2021	$(5)	10,112	442
S&P Mid 400 E-mini Index Contracts	Short	55	June 2021	(6)	14,329	26
Mini MSCI Emerging Market Index Contracts	Short	326	June 2021	(16)	21,557	78
Nikkei 225 Index Contracts	Short	30	June 2021	¥(30)	7,940	(141)
S&P 500 E-mini Index Contracts	Short	771	June 2021	$(39)	152,943	(1,502)
British Pound Currency Contracts	Short	79	June 2021	£(4,937)	6,804	62
Euro Currency Contracts	Short	115	June 2021	€(14,375)	16,879	243
Japanese Yen Currency Contracts	Short	71	June 2021	¥(887,500)	8,019	155
						$(2,069)
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 4 of 10

unaudited
Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45.27%
American Funds Insurance Series – Growth Fund, Class 1	$438,852	$40,234	$44,302	$18,921	$(2,281)	$451,424	$—	$—
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	175,207	17,548	20,283	5,897	1,481	179,850	—	—
American Funds Insurance Series – International Fund, Class 1	175,207	14,811	9,441	2,392	(4,238)	178,731	—	—
						810,005
Growth-and-income funds 30.01%
American Funds Insurance Series – Growth-Income Fund, Class 1	352,083	5,677	20,826	3,209	19,035	359,178	—	—
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	175,207	1,874	16,364	3,036	14,156	177,909	—	—
						537,087
Fixed income funds 19.85%
American Funds Insurance Series – Bond Fund, Class 1	352,083	44,940	32,846	1,383	(10,284)	355,276	—	—
Total 95.13%				$34,838	$17,869	$1,702,368	$—	$—
[1]	Rate represents the seven-day yield at 3/31/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 5 of 10

American Funds Managed Risk Growth and Income Portfolio
Investment portfolio
March 31, 2021
unaudited
Growth funds 15.20%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,720,729	$214,214
Total growth funds (cost: $148,771,000)		214,214
Growth-and-income funds 40.22%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	16,335,925	283,755
American Funds Insurance Series – Growth-Income Fund, Class 1	4,807,761	283,225
Total growth-and-income funds (cost: $437,220,000)		566,980
Equity-income funds 24.82%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	30,822,291	349,833
Total equity-income funds (cost: $304,985,000)		349,833
Fixed income funds 14.88%
American Funds Insurance Series – Capital World Bond Fund, Class 1	8,504,236	104,943
American Funds Insurance Series – Bond Fund, Class 1	9,032,085	104,772
Total fixed income funds (cost: $210,838,000)		209,715
Short-term securities 4.12%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%[1]	58,024,348	58,024
Total short-term securities (cost: $58,024,000)		58,024
Total investment securities 99.24% (cost: $1,159,838,000)		1,398,766
Other assets less liabilities 0.76%		10,670
Net assets 100.00%		$1,409,436
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2021[3] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	608	June 2021	$60,800	$75,026	$(965)
FTSE 100 Index Contracts	Short	85	June 2021	£(1)	7,820	57
Russell 2000 Mini Index Contracts	Short	26	June 2021	$(1)	2,889	143
S&P Mid 400 E-mini Index Contracts	Short	34	June 2021	(3)	8,858	32
Euro Stoxx 50 Index Contracts	Short	429	June 2021	€(4)	19,476	(438)
Nikkei 225 Index Contracts	Short	9	June 2021	¥(9)	2,382	(47)
Mini MSCI Emerging Market Index Contracts	Short	250	June 2021	$(13)	16,531	87
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 6 of 10

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2021[3] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
S&P 500 E-mini Index Contracts	Short	538	June 2021	$(27)	$106,723	$(1,060)
British Pound Currency Contracts	Short	102	June 2021	£(6,375)	8,785	85
Euro Currency Contracts	Short	139	June 2021	€(17,375)	20,402	315
Japanese Yen Currency Contracts	Short	23	June 2021	¥(287,500)	2,598	53
						$(1,738)
Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15.20%
American Funds Insurance Series – Growth Fund, Class 1	$208,784	$22,809	$25,372	$10,558	$(2,565)	$214,214	$—	$—
Growth-and-income funds 40.22%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	278,819	8,356	15,200	2,348	9,432	283,755	—	—
American Funds Insurance Series – Growth-Income Fund, Class 1	278,820	3,174	16,290	3,093	14,428	283,225	—	—
						566,980
Equity-income funds 24.82%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	346,212	6,909	18,397	1,375	13,734	349,833	1,975	—
Fixed income funds 14.88%
American Funds Insurance Series – Capital World Bond Fund, Class 1	104,392	11,487	5,942	436	(5,430)	104,943	—	—
American Funds Insurance Series – Bond Fund, Class 1	104,392	10,924	7,952	221	(2,813)	104,772	—	—
						209,715
Total 95.12%				$18,031	$26,786	$1,340,742	$1,975	$—
[1]	Rate represents the seven-day yield at 3/31/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 7 of 10

American Funds Managed Risk Global Allocation Portfolio
Investment portfolio
March 31, 2021
unaudited
Growth funds 25.10%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	1,570,960	$67,017
American Funds Insurance Series – International Fund, Class 1	1,903,599	44,468
Total growth funds (cost: $82,803,000)		111,485
Growth-and-income funds 20.13%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	5,146,336	89,392
Total growth-and-income funds (cost: $68,954,000)		89,392
Asset allocation funds 9.98%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,604,477	44,332
Total asset allocation funds (cost: $37,058,000)		44,332
Balanced funds 24.90%
American Funds Insurance Series – Global Balanced Fund, Class 1	7,721,516	110,572
Total balanced funds (cost: $99,254,000)		110,572
Fixed income funds 14.95%
American Funds Insurance Series – Capital World Bond Fund, Class 1	5,379,538	66,383
Total fixed income funds (cost: $65,335,000)		66,383
Short-term securities 4.94%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%[1]	21,943,762	21,944
Total short-term securities (cost: $21,944,000)		21,944
Total investment securities 100.00% (cost: $375,348,000)		444,108
Other assets less liabilities (0.00)%		(8)
Net assets 100.00%		$444,100
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2021[3] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	198	June 2021	$19,800	$24,433	$(315)
Nikkei 225 Index Contracts	Short	1	June 2021	¥(1)	265	2
British Pound Currency Contracts	Short	1	June 2021	£(63)	86	1
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 8 of 10

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2021[3] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
Euro Currency Contracts	Short	1	June 2021	€(125)	$147	$3
Japanese Yen Currency Contracts	Short	1	June 2021	¥(12,500)	113	2
						$(307)
Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 25.10%
American Funds Insurance Series – Global Growth Fund, Class 1	$67,483	$3,349	$6,383	$2,010	$558	$67,017	$—	$—
American Funds Insurance Series – International Fund, Class 1	44,846	3,296	3,257	576	(993)	44,468	—	—
						111,485
Growth-and-income funds 20.13%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	90,119	1,620	6,104	936	2,821	89,392	—	—
Asset allocation funds 9.98%
American Funds Insurance Series – Asset Allocation Fund, Class 1	44,846	407	2,783	429	1,433	44,332	—	—
Balanced funds 24.90%
American Funds Insurance Series – Global Balanced Fund, Class 1	112,329	1,935	4,717	957	68	110,572	—	—
Fixed income funds 14.95%
American Funds Insurance Series – Capital World Bond Fund, Class 1	67,483	7,050	4,962	314	(3,502)	66,383	—	—
Total 95.06%				$5,222	$385	$422,164	$—	$—
[1]	Rate represents the seven-day yield at 3/31/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 9 of 10

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,238,568,000, $810,747,000 and $367,119,000, respectively.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
At March 31, 2021, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
INGEFP1-875-0521O-S78017	American Funds Insurance Series — Portfolio Series — Page 10 of 10